COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ 2,158,298	$ 2,689,829	$ 2,550,930
Effect of initial inflation adjustment (Note 3 (cc))	0	0	191,708
Translation differences	0	(21,919)	(413,436)
Raw materials and consumables used and other movements	5,359,938	6,165,654	6,961,704
Services and fees	112,924	151,373	158,551
Labor cost	546,045	611,615	699,447
Depreciation of property, plant and equipment	527,283	508,934	456,522
Amortization of intangible assets	14,624	17,805	25,374
Maintenance expenses	371,368	467,090	519,625
Office expenses	6,131	8,513	8,586
Insurance	10,641	9,674	8,769
Change of obsolescence allowance	(1,279)	8,413	17,322
Recovery from sales of scrap and by-products	(20,892)	(23,793)	(27,744)
Others	16,623	17,550	15,799
Less: Inventories at the end of the year	(2,001,781)	(2,158,298)	(2,689,829)
Cost of Sales	$ 7,099,923	$ 8,452,440	$ 8,483,328